Apr-15-05 09:28am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-652 P.002/002 F-335

Paras Madho
*Manager*
*Securities Operations*

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05048769

1-32492

**NYSE** Cert NYS

RECD S.E.C.
APR 15 2005

April 15, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 03 2005
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, LAZARD LTD, Class A common stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 15, 2005. Tentative listing date – Not yet determined.

Sincerely,